Jun. 30, 2024
BNY Mellon Concentrated Growth ETF
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses* (Expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses	0.50%

* It is currently contemplated that, effective on or about March 28, 2025, BNY Mellon Tax Managed Growth Fund (Predecessor Fund), a series of BNY Mellon Investment Funds IV, Inc., will be reorganized into the fund (Reorganization). The fund will commence operations upon the completion of the Reorganization and will continue the operations of the Predecessor Fund. The "Annual Fund Operating Expenses" have been restated to reflect the fund's expected fees and expenses for the current fiscal year.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year of the Predecessor Fund (as defined below), the Predecessor Fund's portfolio turnover rate was 1.73% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests substantially all of its assets in stocks of large-capitalization companies. "Large capitalization" companies are those that, at the time of purchase, have market capitalizations of $5 billion or more. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies considered by the fund's sub-adviser, Fayez Sarofim & Co., LLC (sub-adviser), to be "growth" companies. The sub-adviser considers "growth" companies to be companies whose revenue the sub-adviser believes is likely to grow faster than U.S. economic growth, as measured by gross domestic product, and that have the potential for growth in long-term earnings and/or cash flow per share.

In choosing stocks, the fund's sub-adviser first identifies sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund's sub-adviser then invests in growth companies within these sectors that it believes have dominant positions in their industries and that have demonstrated sustained patterns of profitability, strong balance sheets and/or an expanding global presence. The fund's sub-adviser also seeks to identify companies which it considers undervalued in terms of current earnings, assets or growth prospects. The sub-adviser routinely evaluates the fund's portfolio for changing qualitative risks, which may include, but is not limited to, shifting company competitive status, turnover in company management, and adverse industry developments. As a supplement to its primarily qualitative approach to risk, the fund's sub-adviser utilizes software designed to quantify the contribution of various investment factors to overall portfolio performance and equity risk factor models to conduct scenario analysis to enhance its understanding and management of the risk profile of the fund's portfolio. The fund's portfolio typically will consist of 25-35 companies.

The fund invests principally in common stocks. The sub-adviser employs a "buy-and hold" investment strategy for the fund, which is expected to result in a low annual portfolio turnover rate.

The fund may invest up to 10% of its net assets in direct investments in foreign securities (i.e., issued by companies organized under the laws of countries other than the U.S.). In addition to direct investments in foreign securities, the fund also may invest in U.S. dollar-denominated American Depositary Receipts (ADRs).

The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in one or more sectors. As of the date of this Prospectus, the fund expects to invest a significant portion of its assets in securities of companies in the financials and technology sectors.

The fund typically sells a stock when the fund's sub-adviser believes there is a significant adverse change in the company's business fundamentals that may lead to a sustained impairment in earnings power.

The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.

Performance

It is currently contemplated that, effective on or about March 28, 2025, BNY Mellon Tax Managed Growth Fund, a series of BNY Mellon Investment Funds IV, Inc., will be reorganized into the fund, at which time the fund will commence operations. The performance information shown below reflects that of Class I shares of the Predecessor Fund, which had a different fee structure than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The fund's investment objective, strategy, and policies are similar to those of the Predecessor Fund; however, there are certain differences. The Predecessor Fund's investment objective is to seek long-term capital appreciation consistent with minimizing realized capital gains. While not included in the fund's investment objective, BNY Mellon ETF Investment Adviser, LLC, the fund's investment adviser, and the sub-adviser believe the fund's investment strategy and the potential for greater tax efficiency offered by the fund's exchange-traded fund structure are consistent with a goal of minimizing realized capital gains. Unlike the Predecessor Fund, the fund is non-diversified, which means the fund may invest a relatively high percentage of its assets in a limited number of issuers. The performance returns shown are based on the Predecessor Fund's investment objective and strategy.

The following bar chart and table provide some indication of the risks of investing in the fund. Performance results shown in the bar chart and the performance table below reflect the performance of Class I shares of the Predecessor Fund. The bar chart shows changes in the Predecessor Fund's performance from year to year. The table compares the average annual total returns of the Predecessor Fund to those of the S&P 500® Index, a broad measure of market performance. The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  More information related to performance information may be available at www.bny.com/investments.

Year-by-Year Total Returns as of 12/31 each year (%)

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q2, 2020: 20.86% Worst Quarter Q1, 2020: -16.08% (for the periods reflected in the bar chart)

Best Quarter
Q2, 2020: 20.86%

Worst Quarter
Q1, 2020: -16.08%

(for the periods reflected in the bar chart)

The year-to-date total return of the Predecessor Fund's Class I shares as of September 30, 2024 was 14.14%.

Average Annual Total Returns as of 12/31/23

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns as of 12/31/23
Predecessor Fund – Class I	1 Year	5 Years	10 Years
Returns before taxes	20.46%	16.03%	10.61%
Returns after taxes on distributions	18.41%	14.35%	9.07%
Returns after taxes on distributions and sale of fund shares	13.47%	12.73%	8.34%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	26.27%	15.68%	12.02%